Cover - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-33811
Entity Registrant Name	Navios Maritime Partners L.P.
Entity Central Index Key	0001415921
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	7 Avenue de Grande Bretagne
Entity Address, City or Town	Monte Carlo
Entity Address, Country	MC
Entity Address, Postal Zip Code	98000
Title of 12(b) Security	Common Units
Trading Symbol	NMM
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	30,197,087
ICFR Auditor Attestation Flag	true
Auditor Firm ID	1457	1387
Auditor Name	Ernst & Young (Hellas) Certified Auditors Accountants S.A.	PricewaterhouseCoopers S.A.
Auditor Location	Athens, Greece	Athens, Greece
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	335 Madison Ave.
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(212)
Local Phone Number	908-3946
Contact Personnel Name	Todd E. Mason